Victory Portfolios II

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

November 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios II
       File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the "Registrant") with respect to each of the Victory Market Neutral Income Fund and Victory US 500 Enhanced Volatility Wtd Index Fund (the "Funds"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that with respect to the Funds:

(1)The forms of prospectus with respect to the Victory US 500 Enhanced Volatility Wtd Index Fund and Classes A, C and I of the Victory Market Neutral Fund, and the statement of additional information for the Funds that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 97 under the Securities Act to the Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent applicable amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 26, 2022, accession number 0001683863-22- 006842.

If you have any questions or comments regarding this filing, please call Jay Baris of Sidley Austin LLP at 212-839-8600.

Very truly yours,

Victory Portfolios II

By: /s/ Christopher K. Dyer Christopher K. Dyer President

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